INCOME TAX (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards		$ 57,578		$ 39,150
Operating loss carryforwards expiration period	which 125,594 begin to expire in 2031 and 128,839 do not expire and $80,757 of state and local net operating loss carryforward which begin to expire in 2036.
Shares (in Shares)		1.78
Increase Decrease In Valuation Allowance		$ 18,428		$ 2,033
Income tax rate			21.00%
Unrecognized tax benefits			$ 1,500,000		$ 1,100,000
Payroll tax receivable			1,000,000		700,000
Cepton Technologies, Inc. [Member]
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards			$ 51,300,000		31,900,000
Operating loss carryforwards expiration period			which will expire beginning in the year 2037.
Increase in valuation allowance			$ 5,800,000		3,700,000
Operating loss carryforwards expiration period			20 years
Unrecognized tax benefits			$ 1,471,000		1,090,000
Provision for income taxes	$ 11,000					$ 14,000
U.S. federal [Member]
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards		$ 254,433
Shares (in Shares)		125,594
State and Local Jurisdiction [Member]
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards	$ 80,757
Shares (in Shares)	128,839
State and Local Jurisdiction [Member] | Cepton Technologies, Inc. [Member]
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards			44,100,000		28,400,000
Federal [Member] | Cepton Technologies, Inc. [Member]
INCOME TAX (Details) [Line Items]
Net operating loss carryforwards			$ 49,200,000		29,800,000
Federal Research and Development Credit Carryforward [Member] | Cepton Technologies, Inc. [Member]
INCOME TAX (Details) [Line Items]
Operating loss carryforwards expiration period			which begins to expire in 2038
Credit carryforward amount			$ 700,000		300,000
California Research and Development Credit Carryforward [Member] | Cepton Technologies, Inc. [Member]
INCOME TAX (Details) [Line Items]
Credit carryforward amount			$ 3,000,000		$ 2,400,000